Short-term Loans (Details) - Schedule of short-term loans - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total short-term loans		$ 6,662,048	$ 8,309,098
Deferred financing costs [Member]
Short-term Debt [Line Items]
Total short-term loans	[1]		(48,422)
China Merchants Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[2]		3,590,000
Beijing Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[3]		2,872,000
Bank of Communications [Member]
Short-term Debt [Line Items]
Total short-term loans	[4]		718,000
Haikong Holdings Microfinance Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short-term loans	[5]	183,960	172,320
Changjiang Li Autonomous County Rural Credit Cooperative Association [Member]
Short-term Debt [Line Items]
Total short-term loans	[6]	306,600	287,200
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Debt [Line Items]
Total short-term loans	[7]	766,500	718,000
Bank of Jiangsu [Member]
Short-term Debt [Line Items]
Total short-term loans	[8]	766,500
Bank of Nanjing [Member]
Short-term Debt [Line Items]
Total short-term loans	[9]	1,533,000
Huaxia Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[10]	$ 3,105,488

[1]	In order to obtain the guarantees provided by the third-party guaranty company for the loans from BJB, Beijing REIT incurred valuation and assessment fees. The fee was recorded as deferred financing costs and is being amortized over the term of the associated loan.
[2]	In May 2018, Beijing REIT entered into a line of credit agreement with CMB. The agreement allowed Beijing REIT to borrow a maximum of $4.4 million (RMB30 million) loans out of this line of credit as working capital between May 3, 2018 and May 2, 2020. In April 2020, the loans were repaid upon maturity.
[3]	Bejing REIT entered into four loan agreements in January, February, April, and May 2019 with BJB to borrow approximately $2.9 million (RMB20 million) as working capital. These loans had a term of 12 months and bore a fixed interest rate of 5.44% per annum. All these loans were guaranteed by Beijing Zhongguancun Sci-tech Financing Guaranty Co., Ltd. (“Financing Guaranty”), a third-party guaranty company and the Chief Executive Officer (“CEO”) and principal shareholders of the Company. These loans were fully repaid upon maturity in January 2020.
[4]	In June and July 2019, Beijing REIT entered into two bank loan agreements with terms of six and seven months, respectively, with BOC to borrow an aggregate of approximately $1.5 million (RMB10 million) as working capital. The loans bore a fixed interest rate of 5.0025% per annum. These loans were also guaranteed by the principal shareholders of the Company and Financing Guaranty. The Company repaid approximately $0.7 million (RMB5 million) before December 31, 2019 and the outstanding loan balance as of December 31, 2019 was $718,000 (RMB5 million), which was repaid in full upon maturity in January 2020.
[5]	In December 2018, REIT Changjiang entered into a loan agreement with HHMC to borrow approximately $0.22 million (RMB1.5 million) as working capital for one year. The loan bears a fixed interest rate of 19.2% per annum. REIT Changjiang pledged its property with a carrying value of approximately $0.2 million (RMB1.4 million) as collateral. The loan is also guaranteed by the CEO and principal shareholders of the Company. The Company repaid approximately $0.04 million (RMB0.3 million) in December 2019. For the remaining balance of $0.17 million (RMB1.2 million), the Company entered into a loan extension agreement with HHMC to extend the repayment date to November 11, 2020 with a fixed interest rate of 16‰ per month before May 11, 2020, and a fixed interest rate of 2% per month from May 11, 2020 to the actual repayment date. The Company has reached agreement with HHMC to extend the loan to September 30, 2021 subsequently.
[6]	In December 2019, REIT Construction entered into a bank loan agreement with CCCA to borrow approximately $0.3 million (RMB 2 million) as working capital for six months. The loan bears a fixed interest rate of 8.5% per annum and is guaranteed by REIT Changjiang. Immediately before the loan maturity date, the Company entered into a loan extension agreement with CCCA to extend the loan repayment date to March 31, 2021. The Company has reached agreement with HHMC to extend the loan to December 31, 2021 subsequently.
[7]	In December 2019, REIT Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.7 million (RMB5 million) as working capital for one year. The loan bears a fixed interest rate of 8.04% per annum. The loan is guaranteed by Beijing REIT. The Company fully repaid the loan in December 2020. Subsequent to the repayment, the Company signed another bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow RMB5 million on December 10, 2020 for a year with a monthly interest rate of 6.109%.
[8]	On March 18, 2020, REIT Xinyi entered into a new line of credit agreement with Bank of Jiangsu. The agreement allows REIT Xinyi to obtain loans up to RMB5 million for use as working capital between March 18, 2020 and March 15, 2021. Pursuant to the line of credit agreement, Xinyi REIT entered into four loans in total of approximately $0.7 million (RMB5 million), each at an annual interest rate of 4.55% with Bank of Jiangsu. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, REIT Xinyi also pledged land use right of 74,254.61 square meters with carrying value of RMB 9.9 million (approximately $1.9 million) as collateral to safeguard the loan. The loans were renewed with new mature dates in September 2021.
[9]	In January and March 2020, Beijing REIT entered into two loan agreements with Nanjing Bank to borrow approximately $1.4 million (RMB10 million). The loans have a term of 12 months and bear a fixed interest rate of 5.22% per annum. The loans are guaranteed by Financing Guaranty and the CEO and principal shareholders of the Company. The two loans were renewed in November and December 2020 with new mature dates of November 25, 2021 and December 2, 2021.
[10]	In November and December 2020, Beijing REIT entered into four loan agreements with Huaxia Bank to borrow approximately $3.1 million (RMB20 million). The loans have terms varies from 6 to 12 months and bear a fixed interest rate of 5.655% per annum. The loans are guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., Ltd. and the CEO.